Note 7 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]
7.	Stockholders’ Equity

Public offering of common stock and warrants January 2024

On January 31, 2024, the Company completed a registered public offering and issued an aggregate of 794,000 shares of its common stock, pre-funded warrants to purchase up to an aggregate of 3,581,000 shares of common stock at an exercise price of $0.001 per shares and warrants to purchase up to an aggregate of 8,750,000 shares of its common stock. The initial exercise price of the warrants is $2.06 per underlying share. The securities were issued for a combined offering price of $2.06 per share of common stock and 2 warrants, or $2.059 per pre-funded warrant and 2 warrants. Net proceeds from the offering totaled approximately $8.1 million. As of June 30, 2024, all pre-funded warrants had been exercised. The securities were offered pursuant to an effective registration statement on Form S-1.

Reverse stock splits

The Company effected a reverse stock split of one-for-twenty (1:20) on January 18, 2024. This reverse stock split was approved by the Company’s shareholders at a special meeting on December 19, 2023, and by our Board of Directors on January 13, 2024. On January 18, 2024, the Company filed a Certificate of Amendment of its Certificate of Incorporation, as amended with the Secretary of State of Delaware effecting a one-for-twenty (1:20) reverse stock split of the shares of the Company’s common stock, issued and outstanding, effective January 18, 2024.

The Company effected a reverse stock split of one-for-thirty (1:30) on June 1, 2023. This reverse stock split was approved by the Company’s shareholders at our annual shareholders meeting on May 25, 2023, and by our Board of Directors on June 1, 2023. On June 1, 2023, the Company filed a Certificate of Amendment of its Certificate of Incorporation, as amended with the Secretary of State of Delaware effecting a one-for-thirty (1:30) reverse stock split of the shares of the Company’s common stock, issued and outstanding, effective June 1, 2023.

The Company effected a reverse stock split of one-for-forty (1:40) on January 18, 2023. This reverse stock split was approved by the Company’s shareholders at our special meeting of our shareholders on November 29, 2022, and by our Board of Directors on January 5, 2023. On January 18, 2023, the Company filed a Certificate of Amendment of its Certificate of Incorporation, as amended with the Secretary of State of Delaware effecting a one-for-forty (1:40) reverse stock split of the shares of the Company’s common stock, issued and outstanding, effective January 18, 2023.

The following shares of common stock were reserved for future issuance as of the date indicated:

June 30, 2024
Stock options outstanding	607
Shares available for grant under equity incentive plan	163,800
Warrants outstanding	9,090,939
9,255,346

9.	Stockholders’ Equity

Warrant Exercise Inducements & Private Placement of Class D Warrants

On December 21, 2023, we entered into warrant exercise inducement offer letters with certain holders of existing Class C warrants to purchase our common stock, pursuant to which the holders agreed to exercise for cash their existing warrants to purchase 127,800 shares of our common stock, in the aggregate, at their existing exercise price of $15.60 per share, in exchange for our agreement to issue new Class D common stock purchase warrants to purchase up to an aggregate of 255,600 shares of our common stock. The Company received aggregate gross proceeds of approximately $2.0 million from the exercise of the existing warrants. The Class D warrants had an initial exercise price of $19.00 per share and will only be exercisable contingent upon and after receiving stockholder approval as required by listing rules of Nasdaq and may be exercised until five years from the date of such stockholder approval, if any. The exercise price is separately subject to reduction in the event of certain future dilutive issuances of shares of our common stock by the Company, including pursuant to common stock equivalents and convertible or derivative securities, upon any intervening reverse stock splits, and upon receipt of the stockholder approval. As of December 31,2023, all of the Class D warrants remained outstanding but unexercisable pending stockholder approval. We have agreed to call a meeting to seek stockholder approval of the issuance of the shares of our common stock underlying the new warrants within six months and to file a registration statement covering the resale of the shares underlying the Class D warrants no later than the Company’s due date for filing the annual report on form 10-K. Additionally, the Company agreed not to effect or agree to effect any variable rate transaction (as defined in the inducement letters) for one year, other than an at-the-market offering, which may be effected after six months.

Warrant Exercise Inducements & Private Placement of Class C Warrants

On November 2, 2023, we entered into warrant exercise inducement offer letters with certain holders of existing Class A and Class B warrants to purchase our common stock, pursuant to which the holders agreed to exercise for cash their existing Class A and Class B warrants to purchase 106,500 shares of our common stock, in the aggregate, at a reduced exercise price of $15.60 per share, in exchange for our agreement to issue new Class C common stock purchase warrants to purchase up to an aggregate of 213,000 shares of our common stock. The Company received aggregate gross proceeds of approximately $1.9 million from the exercise of the existing Class A and Class B warrants and purchase of the Class C warrants. The Class C warrants had an initial exercise price of $15.60 per share and were exercisable upon the date of stockholder approval through the date that is five years from the date of any stockholder approvals necessary under the listing rules of Nasdaq. Our stockholders approved the issuance of the underlying shares of common stock at a special meeting held on December 19, 2023. We agreed to file a registration statement covering the resale of the shares issued or issuable upon the exercise of the Class C warrants and a registration statement on Form S-1 (File No. 333-275733) was declared effective by the SEC on December 20, 2023. As of December 31, 2023 there are 80,200 Class C Warrants outstanding.

Public offering of common stock and warrants June 2023

On June 21, 2023, the Company completed a registered public offering and issued an aggregate of 29,300 shares of its common stock, pre-funded warrants to purchase up to an aggregate of 84,200 shares of common stock at an exercise price of $0.001 per share and warrants to purchase up to an aggregate of 227,000 shares of its common stock at an exercise price of $75.00 per share. The securities were issued for a combined offering price of $75.00 per share of common stock and warrants to purchase two shares, or $74.999 per pre-funded warrant and warrants to purchase two shares. Net proceeds from the offering totaled approximately $7.7 million. As of December 31, 2023, all pre-funded warrants had been exercised. The securities were offered pursuant to an effective registration statement on Form S-1.

Of the remaining warrants, warrants to purchase 113,500 shares of common stock, have an alternative cashless exercise provision pursuant to which the holder may provide notice and receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of common stock that would be issuable upon a cash exercise and (y) 0.24. This feature became available on June 28, 2023. As of December 31, 2023, 6,169 shares of common stock had been issued for 25,705 warrants to purchase shares of common stock.

As of December 31, 2023, warrants to purchase 9,595 shares of common stock remained outstanding with an adjusted exercise price of $12.39 per shares, of which warrants to purchase 2,595 were eligible for alternative cashless exercise.

Public offering of common stock and warrants January 2023

On January 30, 2023, the Company completed a registered public offering and issued an aggregate of 8,070 shares of its common stock, pre-funded warrants to purchase up to an aggregate of 3,054 shares of common stock at an exercise price of $0.001 per share and warrants to purchase up to an aggregate of 22,250 shares of its common stock at an exercise price an initial exercise price of $1,650.00 per share. The securities were issued for a combined offering price of $1,350.00 per share of common stock and warrants to purchase two shares, or $1,349.999 per pre-funded warrant and warrants to purchase two shares. Net proceeds from the offering totaled approximately $13.8 million. The securities were offered pursuant to an effective registration statement on Form S-1.

All of the pre-funded warrants were exercised by February 3, 2023. The remaining warrants have an alternative cashless exercise provision pursuant to which the holder may provide notice and receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of common stock that would be issuable upon a cash exercise and (y) 0.75. This feature became available on March 1, 2023 and as of as of December 31, 2023, 16,590 shares of common stock had been issued for warrants to purchase 22,120 shares. Warrants to purchase 128 shares of common stock remained outstanding as of December 31, 2023 with an exercise price as adjusted, of $12.39 per share.

Public offering of common stock and warrants

On October 4, 2022, the Company completed a registered public offering and issued an aggregate of 295 shares of its common stock, pre-funded warrants to purchase up to an aggregate of 542 shares of common stock at an exercise price of $0.001 per share and warrants to purchase up to an aggregate of 1,256 shares of its common stock at an exercise price of $108,960.00 per share. The securities were issued for a combined offering price of $7,200.00 per share of common stock and 1.5 warrants, or $7,199.999 per pre-funded warrant and 1.5 warrants. Net proceeds from the offering totaled approximately $5.3 million. All pre-funded warrants were exercised by December 31, 2022. The securities were offered pursuant to an effective registration statement on Form S-1.

At-the-Market Program

On July 19, 2022, Panbela Therapeutics, Inc. (the “Company”), entered into a Sales Agreement with Roth Capital Partners, LLC (the “Agent”) to sell shares of the Company’s common stock having an aggregate gross sales price of up to $8,400,000, from time to time, through an “at-the-market” equity offering program (the “ATM Program”). Under the ATM Program, the Company pays Roth a commission equal to 3.0% of the aggregate gross proceeds of any sales of common stock under the ATM Program.

During the years ended December 31, 2023 and December 31, 2022, the Company sold 915 and 47 shares of common stock, respectively, under the ATM Offering and generated approximately net proceeds for the same periods of approximately $1.6 million and approximately $46,000, respectively.

Reverse Stock Splits

On December 19, 2023, the Company held a special meeting of its stockholders at which the stockholders approved a proposal to effect an amendment to the Company's certificate of incorporation, as amended, to implement a reverse stock split at a ratio ranging from any whole number between one-for-eight (1:8) and one-for-fifty (1:50). On January 13, 2024, the Company's Board of Directors approved the implementation of the reverse stock split at a ratio of one-for-twenty (1:20) of the Company's Common Stock. As a result of the reverse stock split, every twenty (20) shares of the Company's Common Stock either issued and outstanding immediately prior to the effective time was, automatically and without any action on the part of the respective holders thereof, combined and converted into one (1) share of the Company's common stock. No fractional shares were issued in connection with the reverse stock split. Stockholders who otherwise were entitled to receive a fractional share in connection with the reverse stock split instead were eligible to receive a cash payment, which was not material in the aggregate, instead of shares. On January 18, 2024, the Company filed a Certificate of Amendment of its Certificate of Incorporation, as amended with the Secretary of State of Delaware effecting a one-for-twenty (1:20) reverse stock split of the shares of the Company’s common stock, issued and outstanding, effective January 18, 2024. The Company’s common stock began trading on a reverse split adjusted basis when the market opened Thursday, January 18, 2024.

The Company effected a reverse stock split of one-for-thirty (1:30) on June 1, 2023. This reverse stock split was approved by the Company’s shareholders at our annual shareholders meeting on May 25, 2023 and by our Board of Directors on June 1, 2023. On June 1, 2023, the Company filed a Certificate of Amendment of its Certificate of Incorporation, as amended with the Secretary of State of Delaware effecting a one-for-thirty (1:30) reverse stock split of the shares of the Company’s common stock, issued and outstanding, effective June 1, 2023.

The Company effected a reverse stock split of one-for-forty (1:40) on January 18, 2023. This reverse stock split was approved by the Company’s shareholders at our special meeting of our shareholders on November 29, 2022 and by our Board of Directors on January 5, 2023. On January 18, 2023, the Company filed a Certificate of Amendment of its Certificate of Incorporation, as amended with the Secretary of State of Delaware effecting a one-for-forty (1:40) reverse stock split of the shares of the Company’s common stock, issued and outstanding, effective January 18, 2023.

Shares reserved

Shares of common stock reserved for future issuance were as follows as of December 31, 2023:

Stock options outstanding	607
Shares available for grant under equity incentive plan	-
Common shares issuable under outstanding common stock purchase warrants	345,956
346,563